Income Taxes	3 Months Ended
Jan. 31, 2025
Income Taxes [Abstract]
Income Taxes
NOTE 15: INCOME TAXES
International Tax Reform – Pillar Two Global Minimum Tax
On December 20, 2021, the OECD published

Pillar Two model rules as part of its efforts toward international tax reform. The Pillar Two model rules provide for the
implementation of a 15% global minimum

tax for large multinational enterprises,

which is to be applied on a jurisdiction-by-jurisdiction

basis. Pillar Two legislation
was enacted in Canada on June 20, 2024

under Bill C-69, which includes the
Global Minimum Tax Act

addressing the Pillar Two model rules. Similar legislation
has passed in other jurisdictions in which

the Bank operates and will result in additional

taxes being paid in these countries. The rules

were effective and
implemented by the Bank on November 1, 2024.

The IASB previously issued amendments

to IAS 12
Income Taxes

for a temporary mandatory exception

from the
recognition and disclosure of deferred

taxes related to the implementation of Pillar

Two model rules, which the Bank has applied. For the three

months ended
January 31, 2025, the Bank’s effective tax rate increased

by approximately
0.5 % due to Pillar Two taxes.
Other Tax Matters
The Canada Revenue Agency (CRA), Revenu

Québec Agency (RQA) and Alberta

Tax and Revenue Administration (ATRA) are denying certain dividend and interest deductions claimed by the Bank.

During the quarter, the CRA reassessed the Bank for $
7

million of additional income tax and interest

in respect of the
2019 taxation year. As at January 31, 2025, the CRA has

reassessed the Bank for $
1,668

million for the years 2011 to 2019, the RQA has reassessed the

Bank
for $ 52

million for the years 2011 to 2018, and the ATRA has reassessed the Bank for $
71

million for the years 2011 to 2018. In total, the Bank has been reassessed for $ 1,791

million of income tax and interest. The Bank

expects to continue to be reassessed

for open years. The Bank is of the view that its

tax filing
positions were appropriate and filed a

Notice of Appeal with the Tax Court of Canada on March 21, 2023.